Note 18 - Contingencies (Details)			12 Months Ended
	Oct. 29, 2015	Aug. 18, 2014	Dec. 31, 2015 USD ($)	Dec. 31, 2014 USD ($)	Dec. 31, 2013 USD ($)
Note 18 - Contingencies (Details) [Line Items]
Litigation Settlement, Amount			$ 0	$ 75,000	$ 0
Loss Contingency, Estimate of Possible Loss			$ 0	$ 0
Pending Litigation [Member] | Trade Secret Infringement [Member] | Legendsec Information Technology [Member]
Note 18 - Contingencies (Details) [Line Items]
Loss Contingency, Number of Defendants		3
Settled Litigation [Member] | Trade Secret Infringement [Member] | Nanjing AnalogChipTech Semiconductor [Member]
Note 18 - Contingencies (Details) [Line Items]
Loss Contingency, Number of Defendants	2
Settled Litigation [Member] | Patent Infringement [Member] | Nanjing AnalogChipTech Semiconductor [Member]
Note 18 - Contingencies (Details) [Line Items]
Loss Contingency, Number of Defendants	2